May. 01, 2015
MainStay VP Cash Management Portfolio (Prospectus Summary) | MainStay VP Cash Management Portfolio
MainStay VP Cash Management Portfolio

MainStay VP Cash Management Portfolio

Supplement dated February 29, 2016 (“Supplement”) to the Summary Prospectuses and Prospectus

dated May 1, 2015, as supplemented (the “Prospectus”)

2.      Effective February 29, 2016, the "Principal Risks" section to the MainStay VP Cash Management Portfolio is amended by deleting the risk factor entitled “Money Market Risk”, and replacing it with the following:

Money Market Risk:  You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Principal Risks

Money Market Risk:  You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Please Retain This Supplement For Your Future Reference.